Segment and geographic information - Schedule of revenue by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 249,913	$ 218,019	$ 193,234
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	120,524	103,527	90,868
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	46,431	41,779	38,364
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	38,759	33,951	30,287
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	22,703	21,705	19,026
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,221	3,551	3,129
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 17,275	$ 13,506	$ 11,560